Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to the NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past four fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. For more information about the compensation we pay to our NEOs, please see “Compensation Discussion and Analysis” above.
Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return*	Net Income ($000s)
2024	$4,916,896	$5,002,711	$2,951,967	$3,030,790	$137.33	$203.42	$53,129
2023	4,212,670	4,232,826	3,796,120	5,540,535	123.65	125.50	127,771
2022	4,148,594	3,950,171	4,070,946	3,201,628	112.28	125.39	77,468
2021	4,274,081	4,415,059	3,678,973	4,286,164	150.68	162.57	81,013

*
For fiscal 2024, peer group total shareholder return is based on a self-constructed peer group composed of the following alternative asset management companies: Brookfield Corporation, Bridge Investment Group Holdings Inc., Cohen & Steers Inc., Kennedy-Wilson Holdings Inc. and RITHM Capital Corp. For fiscal 2021, 2022 and 2023 the peer group total shareholder return was based on a self-constructed peer group composed of the following alternative asset management companies: Apollo Global Management, Inc., Ares Management Corporation, Blackstone Inc., The Carlyle Group Inc. and KKR & Co. Inc. For information regarding our determination to change the self-constructed peer group, please see the above “Compensation Discussion and Analysis” section.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2024	Adam Portnoy	$4,916,896	$(1,609,936)	$990,948	$12,040	$685,979	$6,784	$1,695,751	$5,002,711

(2)
The non-PEO NEOs in 2021, 2022 and 2023 are Jennifer B. Clark, Matthew P. Jordan, Jennifer F. Francis, John G. Murray and Jonathan M. Pertchik. The non-PEO NEOs in 2024 are Jennifer B. Clark, Matthew P. Jordan, John G. Murray, Christopher J. Bilotto and Jennifer F. Francis.

(3)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2024	$2,951,967	$(811,969)	$623,014	$34,013	$235,203	$(1,438)	$890,792	$3,030,790

Named Executive Officers, Footnote
(2)
The non-PEO NEOs in 2021, 2022 and 2023 are Jennifer B. Clark, Matthew P. Jordan, Jennifer F. Francis, John G. Murray and Jonathan M. Pertchik. The non-PEO NEOs in 2024 are Jennifer B. Clark, Matthew P. Jordan, John G. Murray, Christopher J. Bilotto and Jennifer F. Francis.

Peer Group Issuers, Footnote
*
For fiscal 2024, peer group total shareholder return is based on a self-constructed peer group composed of the following alternative asset management companies: Brookfield Corporation, Bridge Investment Group Holdings Inc., Cohen & Steers Inc., Kennedy-Wilson Holdings Inc. and RITHM Capital Corp. For fiscal 2021, 2022 and 2023 the peer group total shareholder return was based on a self-constructed peer group composed of the following alternative asset management companies: Apollo Global Management, Inc., Ares Management Corporation, Blackstone Inc., The Carlyle Group Inc. and KKR & Co. Inc. For information regarding our determination to change the self-constructed peer group, please see the above “Compensation Discussion and Analysis” section.

PEO Total Compensation Amount	$ 4,916,896	$ 4,212,670	$ 4,148,594	$ 4,274,081
PEO Actually Paid Compensation Amount	$ 5,002,711	4,232,826	3,950,171	4,415,059
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2024	Adam Portnoy	$4,916,896	$(1,609,936)	$990,948	$12,040	$685,979	$6,784	$1,695,751	$5,002,711

Non-PEO NEO Average Total Compensation Amount	$ 2,951,967	3,796,120	4,070,946	3,678,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,030,790	5,540,535	3,201,628	4,286,164
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2024	$2,951,967	$(811,969)	$623,014	$34,013	$235,203	$(1,438)	$890,792	$3,030,790

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 137.33	123.65	112.28	150.68
Peer Group Total Shareholder Return Amount	203.42	125.5	125.39	162.57
Net Income (Loss)	$ 53,129,000	$ 127,771,000	$ 77,468,000	$ 81,013,000
PEO Name	Adam Portnoy
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,609,936)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,695,751
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	990,948
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,040
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,979
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,784
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(811,969)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	890,792
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	623,014
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,013
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,203
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,438)